Composition of Certain Financial Statement Line Items - Other Long-term Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Restricted cash	$ 612	$ 612	$ 0
Deposits	0	315	459
Deferred offering costs	3,202	212	0
Total	$ 3,814	$ 1,139	$ 459